Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 236,883,282	$ 45,302,622	$ 17,016,700	$ 1,904,345
CN
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	7,331,406	1,700,602
CN | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,511,982	486,117
CN | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,819,424	1,214,485
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	133,911,336	14,929,853
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	133,911,336	14,929,853
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	59,063,503	23,415,080
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	35,813,863	17,355,953
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	23,249,640	6,059,127
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,127,775	119,810
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,127,775	119,810
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	26,449,262	5,137,277
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 26,449,262	$ 5,137,277